N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUDENTIAL VARIABLE CONTRACT ACCOUNT-24
Entity Central Index Key	0000811394
Entity Investment Company Type	N-4
Document Period End Date	May 28, 2026
Amendment Flag	false
C000027896 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses (Class I)	Average Annual Total Returns (as of December 31, 2025) (Class I)
			1 year	5 year	10 year
Seeks to achieve investment results that generally correspond to the performance of publicly-traded common stocks	PSF Stock Index Portfolio - Class I	0.28%	17.56%	14.09%	14.51%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Quantitative Solutions LLC

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses (Class I)	Average Annual Total Returns (as of December 31, 2025) (Class I)
			1 year	5 year	10 year
Seeks to achieve investment results that generally correspond to the performance of publicly-traded common stocks	PSF Stock Index Portfolio - Class I	0.28%	17.56%	14.09%	14.51%
	Adviser: PGIM Investments LLC
	Subadviser: PGIM Quantitative Solutions LLC

C000027896 [Member] | C000005727 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve investment results that generally correspond to the performance of publicly-traded common stocks
Portfolio Company Name [Text Block]	PSF Stock Index Portfolio - Class I
Portfolio Company Adviser [Text Block]	Adviser: PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Subadviser: PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	17.56%
Average Annual Total Returns, 5 Years [Percent]	14.09%
Average Annual Total Returns, 10 Years [Percent]	14.51%